FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

The following tables presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		September 30,
Description	Level	2022
Assets:
Marketable securities held in Trust Account	1	$236,003,331

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$234,604,006

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2021
Assets:
Cash held in Trust Account	1	$234,604,006

Warrants outstanding, measurement input

Public Placement
Inputs	Warrants
Exercise price	$11.50
Volatility	12.1%
Expected term	6.9 years
Risk-free rate	1.32%
Dividend yield	0
Stock price	$9.67